John Hancock

Short Duration Credit Opportunities Fund

Quarterly portfolio holdings 4/30/19

Investment Management

Fund’s investments

As of 4-30-19 (unaudited)

	Rate (%)	Maturity date	Par value^		Value
U.S. Government and Agency obligations 0.9%					$7,756,635
(Cost $7,792,496)

U.S. Government Agency 0.9%					7,756,635

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (12 month LIBOR + 1.650%) (A)	2.201	12-01-42		796,756	820,570
30 Yr Pass Thru (12 month LIBOR + 1.623%) (A)	2.528	04-01-46		1,396,296	1,411,145
30 Yr Pass Thru (12 month LIBOR + 1.615%) (A)	4.548	05-01-43		283,185	292,960
30 Yr Pass Thru (12 month LIBOR + 1.743%) (A)	4.775	01-01-37		49,515	51,961
30 Yr Pass Thru (12 month LIBOR + 1.847%) (A)	4.910	03-01-42		64,617	68,020
Federal National Mortgage Association
30 Yr Pass Thru (12 month LIBOR + 1.600%) (A)	2.303	08-01-45		235,822	240,711
30 Yr Pass Thru (12 month LIBOR + 1.620%) (A)	2.390	11-01-46		1,385,412	1,382,287
30 Yr Pass Thru (12 month LIBOR + 1.582%) (A)	2.841	12-01-44		939,711	946,778
30 Yr Pass Thru (12 month LIBOR + 1.571%) (A)	4.035	04-01-37		569,704	594,771
30 Yr Pass Thru (1 Year CMT + 2.224%) (A)	4.535	01-01-37		259,547	270,714
30 Yr Pass Thru (12 month LIBOR + 1.764%) (A)	4.542	10-01-38		138,610	145,911
30 Yr Pass Thru (12 month LIBOR + 1.659%) (A)	4.561	08-01-35		199,815	208,187
30 Yr Pass Thru (12 month LIBOR + 1.769%) (A)	4.654	04-01-44		456,754	480,813
30 Yr Pass Thru (12 month LIBOR + 1.907%) (A)	4.782	01-01-37		32,815	34,544
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	4.000	01-20-41		592,514	608,233
30 Yr Pass Thru	4.500	01-15-40		103,277	109,312
30 Yr Pass Thru	6.000	08-15-35		80,488	89,718
Foreign government obligations 14.6%					$131,073,475
(Cost $135,499,490)

Angola 0.2%					1,723,161

Republic of Angola
Bond (6 month LIBOR + 4.500%) (A)	7.391	12-11-23		210,000	200,393
Bond	9.500	11-12-25		200,000	224,198
Bond (6 month LIBOR + 7.500%) (A)	10.373	07-01-23		1,182,308	1,298,570

Argentina 0.8%					6,756,375

Provincia del Chaco
Bond	9.375	08-18-24		167,000	113,760
Republic of Argentina
Bond (3.380% to 3-31-29, then 4.740% thereafter)	3.380	12-31-38	EUR	40,000	23,148
Bond	4.500	02-13-20		458,000	409,910
Bond	6.875	04-22-21		2,579,000	2,171,518
Bond	7.820	12-31-33	EUR	4,822,232	4,038,039

Bahrain 0.1%					1,119,313

Kingdom of Bahrain
Bond (B)	6.750	09-20-29		640,000	678,641
Bond (B)	7.000	10-12-28		408,000	440,672

Belarus 0.1%					472,096

Republic of Belarus
Bond	6.200	02-28-30		200,000	197,538
Bond	7.625	06-29-27		255,000	274,558

Benin 0.0%					425,363

Republic of Benin
Bond (B)	5.750	03-26-26	EUR	383,000	425,363

Bolivia 0.1%					537,869

Plurinational State of Bolivia
Bond	4.500	03-20-28		576,000	537,869

2 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Brazil 1.0%					$9,046,818

Brazil Minas SPE
Bond	5.333	02-15-28		1,183,500	1,221,964
Bond (B)	5.333	02-15-28		107,100	110,581
Federative Republic of Brazil
Bill (C)	6.604	07-01-20	BRL	3,080,000	727,989
Bond	4.500	05-30-29		206,000	200,644
Bond	4.625	01-13-28		159,000	159,557
Bond	5.000	01-27-45		1,126,000	1,023,253
Bond	5.625	01-07-41		315,000	314,213
Bond	8.250	01-20-34		152,000	193,040
Note	10.000	01-01-21	BRL	11,504,000	3,154,553
Note	10.000	01-01-23	BRL	2,130,000	591,075
Note	10.000	01-01-25	BRL	2,330,000	649,000
Note	10.000	01-01-27	BRL	2,516,000	700,949

Cameroon 0.1%					492,129

Republic of Cameroon
Bond (B)	9.500	11-19-25		259,000	277,718
Bond	9.500	11-19-25		200,000	214,411

Chile 0.3%					2,642,778

Republic of Chile
Bond	4.500	02-28-21	CLP	1,115,000,000	1,693,254
Bond	4.500	03-01-21	CLP	225,000,000	341,766
Bond	4.500	03-01-26	CLP	395,000,000	607,758

Colombia 0.8%					7,406,205

Bogota Distrito Capital
Bond	9.750	07-26-28	COP	427,000,000	143,951
Republic of Colombia
Bond	3.875	04-25-27		352,000	357,005
Bond	4.375	03-21-23	COP	3,200,000,000	950,425
Bond	4.500	03-15-29		932,000	983,260
Bond	5.000	06-15-45		143,000	149,651
Bond	5.200	05-15-49		849,000	908,430
Bond	7.750	04-14-21	COP	2,830,000,000	913,446
Bond	8.125	05-21-24		312,000	378,459
Bond	9.850	06-28-27	COP	5,740,000,000	2,193,458
Bond	10.375	01-28-33		278,000	428,120

Costa Rica 0.0%					358,531

Republic of Costa Rica
Bond (B)	4.375	04-30-25		385,000	358,531

Czech Republic 0.1%					1,324,251

Czech Republic
Bond	0.250	02-10-27	CZK	19,980,000	771,437
Bond	0.950	05-15-30	CZK	1,300,000	50,886
Bond	1.000	06-26-26	CZK	7,600,000	313,549
Bond	2.750	07-23-29	CZK	1,810,000	84,827
Bond	3.850	09-29-21	CZK	1,200,000	55,104
Bond	4.200	12-04-36	CZK	900,000	48,448

Dominican Republic 0.2%					2,219,903

Government of Dominican Republic
Bond	5.500	01-27-25		202,000	208,565
Bond (B)	5.875	04-18-24		93,000	96,953
Bond	5.950	01-25-27		290,000	305,588
Bond (B)	6.000	07-19-28		202,000	212,858

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 3

	Rate (%)	Maturity date	Par value^		Value
Dominican Republic (continued)
Bond	6.000	07-19-28		330,000	$347,738
Bond	6.600	01-28-24		347,000	375,107
Bond (B)	7.450	04-30-44		595,000	673,094

Ecuador 0.1%					855,810

Republic of Ecuador
Bond	7.875	01-23-28		888,000	855,810

Egypt 0.6%					5,171,542

Arab Republic of Egypt
Bond (B)	4.750	04-16-26	EUR	125,000	137,338
Bond (B)	5.577	02-21-23		192,000	190,128
Bond (B)	5.625	04-16-30	EUR	2,120,000	2,250,693
Bond (B)	6.125	01-31-22		609,000	615,516
Bond (B)	6.375	04-11-31	EUR	620,000	684,883
Bond (B)	6.588	02-21-28		154,000	148,696
Bond (B)	8.500	01-31-47		1,125,000	1,144,288

El Salvador 0.1%					1,056,096

Republic of El Salvador
Bond (B)	6.375	01-18-27		345,000	337,669
Bond (B)	7.375	12-01-19		180,000	182,072
Bond	7.650	06-15-35		321,000	332,235
Bond	8.250	04-10-32		189,000	204,120

Ghana 0.1%					1,099,646

Republic of Ghana
Bond (B)	8.950	03-26-51		269,000	266,041
Bond (B)	10.750	10-14-30		677,000	833,605

Hungary 0.1%					690,105

Republic of Hungary
Bond	5.375	03-25-24		424,000	466,188
Bond	7.625	03-29-41		149,000	223,917

Indonesia 1.2%					10,649,768

Republic of Indonesia
Bond (B)	3.850	07-18-27		1,339,000	1,348,065
Bond (B)	4.350	01-08-27		800,000	830,965
Bond	4.750	02-11-29		404,000	432,782
Bond	5.250	01-17-42		673,000	730,204
Bond (B)	5.250	01-08-47		52,000	56,771
Bond	5.625	05-15-23	IDR	2,500,000,000	165,927
Bond	7.500	08-15-32	IDR	4,020,000,000	264,176
Bond	7.500	05-15-38	IDR	2,889,000,000	184,876
Bond	8.250	06-15-32	IDR	11,670,000,000	823,623
Bond	8.250	05-15-36	IDR	16,760,000,000	1,171,866
Bond	8.375	03-15-24	IDR	15,839,000,000	1,158,788
Bond	8.375	09-15-26	IDR	38,254,000,000	2,804,848
Bond	8.375	03-15-34	IDR	9,550,000,000	676,877

Iraq 0.0%					272,162

Republic of Iraq
Bond (B)	6.752	03-09-23		268,000	272,162

Ivory Coast 0.2%					1,653,188

Republic of Ivory Coast
Bond (B)	6.125	06-15-33		1,415,000	1,288,849
Bond	6.125	06-15-33		400,000	364,339

4 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Jordan 0.1%					$517,484

Kingdom of Jordan
Bond (B)	5.750	01-31-27		531,000	517,484

Kenya 0.1%					824,768

Republic of Kenya
Bond (B)	6.875	06-24-24		219,000	223,180
Bond	6.875	06-24-24		339,000	345,699
Bond (B)	7.250	02-28-28		48,000	47,603
Bond	8.250	02-28-48		211,000	208,286

Lebanon 0.3%					2,708,602

Republic of Lebanon
Bond	5.450	11-28-19		72,000	70,878
Bond	6.150	06-19-20		151,000	145,458
Bond	6.250	05-27-22		66,000	58,238
Bond	6.250	11-04-24		221,000	184,229
Bond	6.600	11-27-26		24,000	19,713
Bond	6.650	04-22-24		858,000	734,901
Bond	6.650	11-03-28		82,000	66,010
Bond	8.250	04-12-21		1,477,000	1,429,175

Malaysia 0.1%					889,240

Government of Malaysia
Bond	3.620	11-30-21	MYR	390,000	94,766
Bond	3.733	06-15-28	MYR	570,000	136,345
Bond	3.900	11-30-26	MYR	165,000	39,986
Bond	3.906	07-15-26	MYR	1,470,000	358,283
Bond	3.955	09-15-25	MYR	1,065,000	259,860

Mexico 1.0%					9,117,572

Government of Mexico
Bond	4.350	01-15-47		203,000	189,044
Bond	4.500	04-22-29		481,000	496,392
Bond	4.750	03-08-44		128,000	125,760
Bond	5.750	03-05-26	MXN	31,430,000	1,457,938
Bond	6.500	06-10-21	MXN	18,640,000	954,804
Bond	7.500	06-03-27	MXN	15,710,000	799,084
Bond	7.750	11-13-42	MXN	6,460,000	315,238
Bond	8.000	06-11-20	MXN	1,710,000	90,180
Bond	10.000	12-05-24	MXN	81,372,500	4,689,132

Nigeria 0.4%					3,763,636

Federal Republic of Nigeria
Bond (B)	6.500	11-28-27		1,559,000	1,533,333
Bond (B)	7.143	02-23-30		265,000	263,811
Bond (B)	7.625	11-28-47		794,000	761,660
Bond	7.625	11-28-47		1,104,000	1,059,039
Bond (B)	7.875	02-16-32		141,000	145,793

Oman 0.3%					2,432,495

Sultanate of Oman
Bond	3.625	06-15-21		521,000	509,322
Bond (B)	5.375	03-08-27		1,016,000	955,291
Bond (B)	5.625	01-17-28		778,000	739,453
Bond (B)	6.500	03-08-47		256,000	228,429

Pakistan 0.1%					1,024,706

Republic of Pakistan
Bond (B)	6.875	12-05-27		318,000	315,142

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 5

	Rate (%)	Maturity date	Par value^		Value
Pakistan (continued)
Bond	6.875	12-05-27		716,000	$709,564

Papua New Guinea 0.1%					498,713

Independent State of Papua New Guinea
Bond (B)	8.375	10-04-28		465,000	498,713

Paraguay 0.1%					769,357

Republic of Paraguay
Bond (B)	5.400	03-30-50		318,000	332,628
Bond (B)	6.100	08-11-44		388,000	436,729

Peru 0.2%					1,789,906

Republic of Peru
Bond	5.625	11-18-50		170,000	217,175
Bond (B)	5.940	02-12-29	PEN	400,000	127,755
Bond	5.940	02-12-29	PEN	400,000	127,755
Bond (B)	6.150	08-12-32	PEN	2,060,000	655,940
Bond (B)	6.350	08-12-28	PEN	1,360,000	447,281
Bond	6.550	03-14-37		160,000	214,000

Poland 0.8%					6,964,003

Republic of Poland
Bond	0.000	07-25-20	PLN	4,680,000	1,201,623
Bond	1.750	07-25-21	PLN	850,000	222,592
Bond	2.500	01-25-23	PLN	7,150,000	1,901,328
Bond	2.500	07-25-26	PLN	1,050,000	271,863
Bond	2.500	07-25-27	PLN	3,500,000	892,626
Bond	2.750	10-25-29	PLN	4,640,000	1,190,150
Bond	3.250	07-25-25	PLN	89,000	24,182
Bond	4.000	10-25-23	PLN	4,480,000	1,259,639

Qatar 0.2%					1,669,463

State of Qatar
Bond (B)	4.000	03-14-29		728,000	757,918
Bond (B)	4.500	04-23-28		199,000	214,993
Bond (B)	5.103	04-23-48		424,000	473,298
Bond	5.103	04-23-48		200,000	223,254

Romania 0.1%					1,176,432

Government of Romania
Bond	3.875	10-29-35	EUR	275,000	322,022
Bond	4.125	03-11-39	EUR	55,000	65,103
Bond (B)	4.625	04-03-49	EUR	289,000	350,884
Bond	5.125	06-15-48		434,000	438,423

Russia 1.3%					12,081,675

Government of Russia
Bond	4.250	06-23-27		800,000	804,903
Bond	4.750	05-27-26		1,400,000	1,454,557
Bond	4.875	09-16-23		200,000	211,000
Bond	5.100	03-28-35		400,000	414,235
Bond	5.250	06-23-47		1,800,000	1,865,250
Bond	5.625	04-04-42		200,000	221,564
Bond	6.400	05-27-20	RUB	64,600,000	989,458
Bond	6.800	12-11-19	RUB	3,400,000	52,487
Bond	7.050	01-19-28	RUB	68,210,000	998,523
Bond	7.400	12-07-22	RUB	73,100,000	1,120,758
Bond	7.700	03-23-33	RUB	18,977,000	282,705
Bond	7.750	09-16-26	RUB	176,270,000	2,704,536

6 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Russia (continued)
Bond	7.950	10-07-26	RUB	6,440,000	$99,554
Bond	8.150	02-03-27	RUB	22,520,000	354,225
Bond	8.500	09-17-31	RUB	31,837,000	507,920

Saudi Arabia 0.3%					2,627,645

Kingdom of Saudi Arabia
Bond (B)	4.375	04-16-29		732,000	767,802
Bond (B)	4.500	04-17-30		106,000	111,746
Bond	4.500	10-26-46		1,130,000	1,115,510
Bond (B)	5.000	04-17-49		195,000	206,276
Bond	5.000	04-17-49		403,000	426,311

Senegal 0.1%					539,380

Republic of Senegal
Bond (B)	6.250	05-23-33		560,000	539,380

South Africa 1.0%					8,785,700

Republic of South Africa
Bond	4.300	10-12-28		425,000	396,398
Bond	4.665	01-17-24		56,000	56,560
Bond	4.875	04-14-26		591,000	585,364
Bond	5.875	06-22-30		740,000	756,044
Bond	6.250	03-31-36	ZAR	25,740,000	1,306,669
Bond	6.300	06-22-48		351,000	351,472
Bond	7.000	02-28-31	ZAR	61,460,000	3,607,687
Bond	8.750	02-28-48	ZAR	4,540,000	287,492
Bond	10.500	12-21-26	ZAR	18,606,000	1,438,014

Sri Lanka 0.3%					2,417,503

Republic of Sri Lanka
Bond (B)	5.750	04-18-23		288,000	282,621
Bond (B)	6.125	06-03-25		393,000	379,767
Bond	6.200	05-11-27		504,000	476,401
Bond	6.250	07-27-21		477,000	479,947
Bond (B)	6.750	04-18-28		624,000	601,333
Bond (B)	7.850	03-14-29		192,000	197,434

Thailand 0.3%					2,883,701

Kingdom of Thailand
Bond	2.550	06-26-20	THB	3,470,000	109,648
Bond	2.875	12-17-28	THB	38,863,000	1,260,089
Bond	3.775	06-25-32	THB	10,170,000	350,766
Bond	3.850	12-12-25	THB	26,980,000	925,223
Bond	4.875	06-22-29	THB	6,325,000	237,975

Tunisia 0.0%					320,282

Banque Centrale de Tunisia
Bond	5.625	02-17-24	EUR	294,000	320,282

Turkey 0.6%					5,751,185

Hazine Mustesarligi Varlik Kiralama AS
Bond (B)	5.800	02-21-22		746,000	728,821
Republic of Turkey
Bond	5.125	02-17-28		75,000	63,421
Bond	5.750	03-22-24		100,000	93,560
Bond	6.000	03-25-27		716,000	644,634
Bond	6.125	10-24-28		270,000	242,034
Bond	6.250	09-26-22		946,000	923,077
Bond	6.875	03-17-36		177,000	158,497

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 7

	Rate (%)		Maturity date	Par value^		Value
Turkey (continued)
Bond	7.375		02-05-25		521,000	$515,631
Bond	7.400		02-05-20	TRY	3,480,000	519,647
Bond	7.625		04-26-29		161,000	156,705
Bond	8.000		03-12-25	TRY	6,960,000	699,861
Bond	10.500		08-11-27	TRY	510,000	55,386
Bond	10.700		02-17-21	TRY	3,210,000	441,134
Bond	10.700		08-17-22	TRY	1,300,000	161,545
Bond	11.000		03-02-22	TRY	140,000	17,714
Bond	11.000		02-24-27	TRY	1,320,000	147,554
Bond	12.200		01-18-23	TRY	1,440,000	181,964

Ukraine 0.2%						1,925,995

Republic of Ukraine
Bond	7.750		09-01-23		233,000	224,787
Bond (B)	7.750		09-01-26		60,000	55,804
Bond (B)	8.994		02-01-24		421,000	419,577
Bond (B)	9.750		11-01-28		570,000	582,118
GDP-Linked Bond (D)	2.346	*	05-31-40		1,010,000	643,709

Uruguay 0.3%						2,508,392

Republic of Uruguay
Bond	4.125		11-20-45		197,000	188,923
Bond	4.375		10-27-27		723,000	753,728
Bond	5.100		06-18-50		781,865	820,958
Bond	5.625		06-19-47		362,000	382,272
Bond (B)	8.500		03-15-28	UYU	3,300,000	81,037
Bond	9.875		06-20-22	UYU	9,851,000	281,474

Venezuela 0.0%						388,155

Republic of Venezuela
Bond (E)	7.750		10-13-19		1,374,000	388,155

Zambia 0.1%						724,376

Republic of Zambia
Bond (B)	5.375		09-20-22		56,000	38,360
Bond (B)	8.500		04-14-24		988,000	686,016
Corporate bonds 37.6%						$337,231,006
(Cost $333,028,147)

Communication services 5.0%						44,801,312

Diversified telecommunication services 1.0%
AT&T, Inc.	4.350		03-01-29		2,225,000	2,300,423
Axtel SAB de CV (B)	6.375		11-14-24		214,000	215,605
Frontier Communications Corp.	9.000		08-15-31		704,000	399,520
Intelsat Jackson Holdings SA	5.500		08-01-23		525,000	473,156
TELUS Corp.	4.600		11-16-48		1,125,000	1,182,732
UPCB Finance IV, Ltd. (B)	5.375		01-15-25		485,000	495,767
Verizon Communications, Inc.	3.376		02-15-25		299,000	303,473
Verizon Communications, Inc. (B)	4.016		12-03-29		1,971,000	2,057,920
West Corp. (B)	8.500		10-15-25		490,000	431,813
Zayo Group LLC (B)	5.750		01-15-27		725,000	735,875
Ziggo BV (B)	5.500		01-15-27		510,000	508,725

Entertainment 0.2%
Lions Gate Capital Holdings LLC (B)	6.375		02-01-24		480,000	502,200
Live Nation Entertainment, Inc. (B)	5.625		03-15-26		325,000	338,813
Netflix, Inc.	4.875		04-15-28		645,000	639,356

8 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 0.5%
Baidu, Inc.	3.875	09-29-23	2,200,000	$2,242,104
Tencent Holdings, Ltd. (B)	3.595	01-19-28	2,075,000	2,044,209

Media 2.6%
Altice France SA (B)	7.375	05-01-26	715,000	724,384
AMC Networks, Inc.	4.750	08-01-25	750,000	745,943
Block Communications, Inc. (B)	6.875	02-15-25	335,000	347,563
Cablevision Systems Corp.	5.875	09-15-22	515,000	535,600
CCO Holdings LLC (B)	5.125	05-01-27	520,000	527,800
CCO Holdings LLC (B)	5.500	05-01-26	410,000	423,120
Charter Communications Operating LLC	6.384	10-23-35	1,600,000	1,807,564
Charter Communications Operating LLC	6.484	10-23-45	1,375,000	1,561,626
Cinemark USA, Inc.	4.875	06-01-23	450,000	454,653
Comcast Corp.	4.700	10-15-48	1,900,000	2,066,961
Cox Communications, Inc. (B)	3.500	08-15-27	2,275,000	2,238,192
CSC Holdings LLC (B)	7.500	04-01-28	650,000	709,313
Discovery Communications LLC	3.950	03-20-28	2,200,000	2,170,080
DISH DBS Corp.	7.750	07-01-26	1,700,000	1,521,500
Nexstar Broadcasting, Inc. (B)	5.625	08-01-24	515,000	522,828
Omnicom Group, Inc.	3.600	04-15-26	2,100,000	2,095,794
Quebecor Media, Inc.	5.750	01-15-23	295,000	307,538
Sinclair Television Group, Inc. (B)	5.625	08-01-24	450,000	454,932
Sirius XM Radio, Inc. (B)	5.000	08-01-27	785,000	791,437
Telenet Finance Luxembourg Notes Sarl (B)	5.500	03-01-28	600,000	595,957
The Interpublic Group of Companies, Inc.	4.650	10-01-28	2,150,000	2,260,217
Unitymedia GmbH (B)	6.125	01-15-25	305,000	315,675
Virgin Media Finance PLC (B)	6.000	10-15-24	450,000	465,750

Wireless telecommunication services 0.7%
Millicom International Cellular SA (B)	6.250	03-25-29	319,000	328,570
Sprint Capital Corp.	8.750	03-15-32	1,550,000	1,627,500
T-Mobile USA, Inc.	5.375	04-15-27	645,000	678,669
T-Mobile USA, Inc.	6.500	01-15-26	325,000	347,653
Vodafone Group PLC	5.000	05-30-38	3,250,000	3,302,802

Consumer discretionary 3.7%				33,452,957

Auto components 0.1%
Dana Financing Luxembourg Sarl (B)	6.500	06-01-26	575,000	601,594
Panther BF Aggregator 2 LP (B)	6.250	05-15-26	595,000	621,061

Automobiles 1.3%
BMW US Capital LLC (B)	3.625	04-18-29	3,475,000	3,485,413
Ford Motor Credit Company LLC	4.389	01-08-26	2,125,000	2,083,014
General Motors Financial Company, Inc.	4.300	07-13-25	2,300,000	2,331,389
Hyundai Capital America (B)	3.000	10-30-20	2,300,000	2,292,879
Hyundai Capital America (B)	3.250	09-20-22	1,175,000	1,169,107

Diversified consumer services 0.1%
Weight Watchers International, Inc. (B)	8.625	12-01-25	800,000	696,000

Hotels, restaurants and leisure 0.8%
Boyd Gaming Corp.	6.000	08-15-26	215,000	223,331
Boyd Gaming Corp.	6.375	04-01-26	325,000	342,063
Churchill Downs, Inc. (B)	5.500	04-01-27	290,000	297,613
Golden Nugget, Inc. (B)	6.750	10-15-24	365,000	373,213
International Game Technology PLC (B)	6.250	01-15-27	470,000	494,118
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	355,000	381,625

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Merlin Entertainments PLC (B)	5.750	06-15-26	270,000	$280,058
Royal Caribbean Cruises, Ltd.	2.650	11-28-20	2,275,000	2,266,867
Sands China, Ltd.	4.600	08-08-23	2,100,000	2,167,909
Station Casinos LLC (B)	5.000	10-01-25	390,000	383,175

Household durables 0.0%
TopBuild Corp. (B)	5.625	05-01-26	535,000	539,013

Internet and direct marketing retail 0.4%
Alibaba Group Holding, Ltd.	4.000	12-06-37	2,100,000	2,045,620
Amazon.com, Inc.	3.875	08-22-37	2,000,000	2,057,159

Multiline retail 0.3%
Dollar Tree, Inc.	4.000	05-15-25	2,100,000	2,142,822
JC Penney Corp., Inc.	7.400	04-01-37	500,000	203,750
JC Penney Corp., Inc. (B)	8.625	03-15-25	210,000	129,150

Specialty retail 0.5%
AutoZone, Inc.	3.750	04-18-29	3,500,000	3,503,569
Party City Holdings, Inc. (B)(F)	6.625	08-01-26	650,000	644,326

Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (B)	4.625	05-15-24	650,000	656,500
Levi Strauss & Company	5.000	05-01-25	555,000	570,263
The William Carter Company (B)	5.625	03-15-27	455,000	470,356

Consumer staples 1.7%				15,029,716

Beverages 0.3%
Cott Holdings, Inc. (B)	5.500	04-01-25	505,000	511,313
Keurig Dr. Pepper, Inc.	3.430	06-15-27	2,200,000	2,131,053

Food and staples retailing 0.3%
Albertsons Companies LLC	5.750	03-15-25	215,000	213,388
Albertsons Companies LLC	6.625	06-15-24	600,000	618,750
Ingles Markets, Inc.	5.750	06-15-23	654,000	662,175
The Kroger Company (F)	4.450	02-01-47	1,075,000	988,185

Food products 0.8%
Adecoagro SA (B)	6.000	09-21-27	204,000	189,618
B&G Foods, Inc.	5.250	04-01-25	825,000	809,490
Chobani LLC (B)	7.500	04-15-25	775,000	705,250
Dean Foods Company (B)	6.500	03-15-23	470,000	244,400
JBS Investments GmbH (B)	6.250	02-05-23	150,000	152,250
JBS USA Lux S.A. (B)	6.500	04-15-29	1,145,000	1,213,700
Mars, Inc. (B)	3.600	04-01-34	2,300,000	2,296,401
Minerva Luxembourg SA (B)	6.500	09-20-26	259,000	255,957
Pilgrim’s Pride Corp. (B)	5.750	03-15-25	375,000	380,625
Pilgrim’s Pride Corp. (B)	5.875	09-30-27	410,000	423,325
Post Holdings, Inc. (B)	5.500	03-01-25	530,000	542,588
Sigma Holdco BV (B)	7.875	05-15-26	375,000	355,313

Household products 0.2%
Energizer Holdings, Inc. (B)	5.500	06-15-25	835,000	843,872
Spectrum Brands, Inc.	5.750	07-15-25	450,000	459,563

Personal products 0.1%
Prestige Brands, Inc. (B)(F)	6.375	03-01-24	660,000	681,450
Revlon Consumer Products Corp.	6.250	08-01-24	595,000	351,050

10 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 5.4%				$48,778,417

Energy equipment and services 0.4%
Apergy Corp.	6.375	05-01-26	405,000	418,163
Inkia Energy, Ltd. (B)	5.875	11-09-27	223,000	223,504
Nabors Industries, Inc. (F)	5.500	01-15-23	840,000	800,100
Rowan Companies, Inc.	7.375	06-15-25	695,000	618,550
SESI LLC	7.125	12-15-21	870,000	739,500
SESI LLC	7.750	09-15-24	425,000	313,438
Unit Corp.	6.625	05-15-21	515,000	504,700

Oil, gas and consumable fuels 5.0%
Abu Dhabi Crude Oil Pipeline LLC (B)	4.600	11-02-47	865,000	912,575
AI Candelaria Spain SLU (B)	7.500	12-15-28	326,000	348,005
Alta Mesa Holdings LP	7.875	12-15-24	460,000	165,600
Anadarko Petroleum Corp.	6.450	09-15-36	1,800,000	2,272,008
Antero Midstream Partners LP (B)	5.750	03-01-27	700,000	716,611
Antero Resources Corp. (F)	5.000	03-01-25	600,000	591,000
Apache Corp.	5.100	09-01-40	2,150,000	2,145,330
Boardwalk Pipelines LP	4.950	12-15-24	2,125,000	2,225,082
Concho Resources, Inc.	4.300	08-15-28	2,275,000	2,373,171
Diamondback Energy, Inc.	4.750	11-01-24	445,000	454,456
Enterprise Products Operating LLC (4.875% to 8-16-22, then 3 month LIBOR + 2.986%)	4.875	08-16-77	2,325,000	2,221,119
Eterna Capital Pte, Ltd. (6.500% Cash or 1.000% PIK)	6.500	12-11-22	228,690	228,118
Eterna Capital Pte, Ltd. (8.000% Cash or PIK)	8.000	12-11-22	40,797	36,666
Geopark, Ltd. (B)	6.500	09-21-24	245,000	247,756
Hilcorp Energy I LP (B)	5.750	10-01-25	830,000	836,225
Indo Energy Finance II BV	6.375	01-24-23	81,000	80,731
KazMunayGas National Company JSC (B)	4.750	04-24-25	407,000	422,263
KazMunayGas National Company JSC (B)	4.750	04-19-27	417,000	431,530
KazMunayGas National Company JSC	5.375	04-24-30	914,000	972,729
KazMunayGas National Company JSC (B)	6.375	10-24-48	484,000	535,856
KazTransGas JSC (B)	4.375	09-26-27	547,000	541,007
Kinder Morgan Energy Partners LP	5.500	03-01-44	1,050,000	1,122,874
Laredo Petroleum, Inc.	5.625	01-15-22	535,000	504,238
Marathon Petroleum Corp. (B)	3.800	04-01-28	1,025,000	1,019,198
Marathon Petroleum Corp. (B)	5.125	12-15-26	1,200,000	1,296,933
Murphy Oil Corp.	5.750	08-15-25	475,000	488,077
Nostrum Oil & Gas Finance BV (B)	7.000	02-16-25	160,000	107,690
Oasis Petroleum, Inc. (B)(F)	6.250	05-01-26	490,000	475,300
Oasis Petroleum, Inc.	6.875	03-15-22	475,000	476,781
Pertamina Persero PT	5.250	05-23-21	242,000	250,902
Pertamina Persero PT (B)	5.625	05-20-43	513,000	533,056
Pertamina Persero PT	6.450	05-30-44	363,000	416,806
Petroamazonas EP (B)	4.625	02-16-20	916,667	909,333
Petroamazonas EP (B)	4.625	11-06-20	200,000	197,221
Petroleos de Venezuela SA (E)	5.375	04-12-27	64,000	13,440
Petroleos de Venezuela SA (E)	6.000	05-16-24	3,771,996	810,979
Petroleos de Venezuela SA (E)	6.000	11-15-26	1,826,000	396,552
Petroleos de Venezuela SA (E)	9.750	05-17-35	3,459,000	964,646
Petroleos del Peru SA	4.750	06-19-32	208,000	211,640
Petroleos Mexicanos	4.250	01-15-25	336,000	315,000
Petroleos Mexicanos	4.500	01-23-26	1,279,000	1,196,632
Petroleos Mexicanos	4.625	09-21-23	89,000	88,422
Petroleos Mexicanos	4.875	01-24-22	660,000	666,138
Petroleos Mexicanos	5.350	02-12-28	638,000	597,359

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 11

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	7.190	09-12-24	MXN	4,586,400	$203,546
Petroleos Mexicanos	7.470	11-12-26	MXN	2,300,000	97,931
Petroleos Mexicanos	9.500	09-15-27		97,000	114,159
PTTEP Treasury Center Company, Ltd. (4.875% to 6-18-19, then 5 Year CMT + 3.177%) (B)(G)	4.875	06-18-19		244,000	242,301
QEP Resources, Inc.	5.250	05-01-23		585,000	568,913
Range Resources Corp.	5.000	03-15-23		460,000	447,525
Sabine Pass Liquefaction LLC	5.000	03-15-27		2,175,000	2,312,549
Saudi Arabian Oil Company (B)	3.500	04-16-29		538,000	528,863
Saudi Arabian Oil Company (B)	4.250	04-16-39		540,000	526,982
Sinopec Group Overseas Development 2016, Ltd.	2.750	09-29-26		223,000	210,784
Sinopec Group Overseas Development 2017, Ltd.	3.250	09-13-27		223,000	217,280
Sinopec Group Overseas Development 2017, Ltd.	3.625	04-12-27		753,000	754,675
Sinopec Group Overseas Development 2018, Ltd.	4.250	09-12-28		1,027,000	1,080,030
SM Energy Company	5.625	06-01-25		145,000	135,938
SM Energy Company	6.125	11-15-22		275,000	277,750
Southwestern Energy Company	6.700	01-23-25		685,000	673,444
Targa Resources Partners LP (B)	6.500	07-15-27		1,315,000	1,408,694
The Oil and Gas Holding Company BSCC (B)	7.625	11-07-24		381,000	414,338
Western Midstream Operating LP	5.300	03-01-48		975,000	994,214
Western Midstream Operating LP	5.450	04-01-44		1,375,000	1,426,139
Whiting Petroleum Corp. (F)	6.625	01-15-26		710,000	707,352

Financials 7.3%					65,815,635

Banks 5.1%
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (B)	3.800	08-11-26		443,000	435,252
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%)	3.800	08-11-26		322,000	316,368
Bank of America Corp.	3.950	04-21-25		4,100,000	4,191,821
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%)	3.366	01-23-26		290,000	290,271
Bank of America Corp. (4.078% to 4-23-39, then 3 month LIBOR + 1.320%)	4.078	04-23-40		2,400,000	2,405,350
Barclays PLC	4.836	05-09-28		1,225,000	1,227,516
Barclays PLC	5.250	08-17-45		1,100,000	1,150,988
Brazil Loan Trust 1 (B)	5.477	07-24-23		172,778	177,616
Citigroup, Inc.	4.400	06-10-25		4,025,000	4,200,156
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		375,000	372,726
Deutsche Bank AG	3.700	05-30-24		2,325,000	2,241,479
Development Bank of Kazakhstan JSC (B)	8.950	05-04-23	KZT	50,000,000	128,128
Fifth Third Bancorp	3.650	01-25-24		2,750,000	2,826,211
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		2,225,000	2,285,772
Intesa Sanpaolo SpA (B)	3.875	07-14-27		4,575,000	4,227,860
JPMorgan Chase & Co.	3.625	12-01-27		2,100,000	2,091,458
KeyBank NA	3.900	04-13-29		4,125,000	4,212,363
Mizuho Financial Group, Inc. (B)	2.632	04-12-21		2,100,000	2,091,655
Santander Holdings USA, Inc.	3.700	03-28-22		2,275,000	2,303,606
Standard Chartered PLC (4.247% to 1-20-22, then 3 month LIBOR + 1.150%) (B)	4.247	01-20-23		4,100,000	4,174,464
Synovus Financial Corp.	3.125	11-01-22		2,325,000	2,295,938
The Royal Bank of Scotland Group PLC	6.100	06-10-23		1,975,000	2,117,494
Ukreximbank	9.625	04-27-22		181,500	181,994

12 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 1.0%
1MDB Global Investments, Ltd.	4.400	03-09-23	2,000,000	$1,877,342
Credit Suisse Group AG (4.207% to 6-12-23, then 3 month LIBOR + 1.240%) (B)	4.207	06-12-24	2,250,000	2,317,685
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%)	2.905	07-24-23	2,275,000	2,255,172
UBS Group Funding Switzerland AG (B)	2.650	02-01-22	2,300,000	2,278,752

Consumer finance 0.6%
Capital One Financial Corp.	3.750	03-09-27	3,500,000	3,470,673
Synchrony Financial	3.700	08-04-26	2,400,000	2,300,874

Diversified financial services 0.3%
GE Capital International Funding Company Unlimited Company	3.373	11-15-25	3,175,000	3,121,901

Insurance 0.3%
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)	5.100	10-16-44	2,150,000	2,246,750

Health care 1.4%				12,233,847

Health care equipment and supplies 0.1%
Hologic, Inc. (B)	4.375	10-15-25	370,000	366,531
Kinetic Concepts, Inc. (B)	7.875	02-15-21	346,000	353,266

Health care providers and services 0.8%
Cigna Corp. (B)	4.375	10-15-28	1,125,000	1,160,584
CVS Health Corp.	4.100	03-25-25	2,125,000	2,162,066
CVS Health Corp.	4.780	03-25-38	125,000	121,725
DaVita, Inc.	5.000	05-01-25	580,000	567,495
Encompass Health Corp.	5.750	11-01-24	580,000	587,975
HCA, Inc.	5.375	09-01-26	595,000	627,725
HCA, Inc.	5.625	09-01-28	955,000	1,017,075
Team Health Holdings, Inc. (B)(F)	6.375	02-01-25	300,000	255,000
Tenet Healthcare Corp.	4.625	07-15-24	525,000	526,479
Tenet Healthcare Corp. (B)	6.250	02-01-27	365,000	380,513

Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (B)	5.500	04-01-26	720,000	753,300

Pharmaceuticals 0.4%
Bausch Health Companies, Inc. (B)	5.875	05-15-23	655,000	660,044
Bausch Health Companies, Inc. (B)	6.125	04-15-25	815,000	825,188
Endo Finance LLC (B)	6.000	02-01-25	630,000	480,375
Mallinckrodt International Finance SA (B)	5.625	10-15-23	425,000	331,500
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21	1,100,000	1,057,006

Industrials 2.8%				24,864,723

Aerospace and defense 0.5%
Northrop Grumman Corp.	2.930	01-15-25	325,000	321,603
Northrop Grumman Corp.	4.030	10-15-47	1,775,000	1,748,019
The Boeing Company	3.600	05-01-34	2,175,000	2,168,258
TransDigm, Inc. (B)	6.250	03-15-26	700,000	728,875

Air freight and logistics 0.4%
FedEx Corp.	4.400	01-15-47	2,300,000	2,170,400
Gol Finance, Inc. (B)	7.000	01-31-25	223,000	211,850
Park-Ohio Industries, Inc.	6.625	04-15-27	535,000	535,000
XPO Logistics, Inc. (B)	6.125	09-01-23	285,000	291,056
XPO Logistics, Inc. (B)	6.750	08-15-24	225,000	232,313

Building products 0.2%
American Woodmark Corp. (B)	4.875	03-15-26	670,000	664,138

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Building products (continued)
Griffon Corp.	5.250	03-01-22	870,000	$870,000

Commercial services and supplies 0.3%
ACCO Brands Corp. (B)	5.250	12-15-24	725,000	717,750
Covanta Holding Corp.	5.875	07-01-25	730,000	748,250
GFL Environmental, Inc. (B)	8.500	05-01-27	305,000	317,581
Waste Pro USA, Inc. (B)	5.500	02-15-26	730,000	726,350

Construction and engineering 0.1%
MasTec, Inc.	4.875	03-15-23	555,000	560,550

Electrical equipment 0.1%
Resideo Funding, Inc. (B)	6.125	11-01-26	710,000	734,850

Machinery 0.2%
Allison Transmission, Inc. (B)	4.750	10-01-27	470,000	460,511
Mueller Water Products, Inc. (B)	5.500	06-15-26	475,000	483,313
SPX FLOW, Inc. (B)	5.625	08-15-24	700,000	715,750

Road and rail 0.2%
Ryder System, Inc.	3.875	12-01-23	2,000,000	2,044,800

Trading companies and distributors 0.8%
Air Lease Corp.	3.625	12-01-27	3,400,000	3,252,074
GATX Corp.	4.550	11-07-28	3,275,000	3,376,194
United Rentals North America, Inc.	6.500	12-15-26	625,000	668,750

Transportation infrastructure 0.0%
Rumo Luxembourg Sarl (B)	7.375	02-09-24	109,000	116,488

Information technology 1.5%				13,653,630

Communications equipment 0.1%
Hughes Satellite Systems Corp.	6.625	08-01-26	755,000	763,494
ViaSat, Inc. (B)	5.625	04-15-27	475,000	484,500

IT services 0.2%
Fiserv, Inc.	4.200	10-01-28	1,100,000	1,136,455
Travelport Corporate Finance PLC (B)	6.000	03-15-26	635,000	682,625

Semiconductors and semiconductor equipment 0.7%
Broadcom Corp.	3.125	01-15-25	2,400,000	2,289,474
Entegris, Inc. (B)	4.625	02-10-26	645,000	645,000
Qorvo, Inc. (B)	5.500	07-15-26	520,000	542,100
Versum Materials, Inc. (B)	5.500	09-30-24	540,000	574,425
Xilinx, Inc.	2.950	06-01-24	2,250,000	2,232,653

Software 0.4%
Nuance Communications, Inc.	5.625	12-15-26	685,000	699,556
Oracle Corp.	3.850	07-15-36	2,125,000	2,132,831
SS&C Technologies, Inc. (B)	5.500	09-30-27	560,000	574,350

Technology hardware, storage and peripherals 0.1%
Seagate HDD Cayman	4.875	06-01-27	936,000	896,167

Materials 3.5%				31,273,174

Chemicals 1.3%
Axalta Coating Systems LLC (B)	4.875	08-15-24	450,000	451,823
CF Industries, Inc.	5.150	03-15-34	970,000	938,475
CNAC HK Finbridge Company, Ltd.	3.500	07-19-22	328,000	328,425
CNAC HK Finbridge Company, Ltd.	5.125	03-14-28	1,290,000	1,382,652
DowDuPont, Inc.	3.766	11-15-20	1,925,000	1,955,857
Element Solutions, Inc. (B)	5.875	12-01-25	700,000	716,625

14 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
GCP Applied Technologies, Inc. (B)	5.500	04-15-26	540,000	$547,603
Huntsman International LLC	4.500	05-01-29	2,125,000	2,137,255
INEOS Group Holdings SA (B)(F)	5.625	08-01-24	355,000	357,663
Nutrien Ltd.	5.000	04-01-49	1,900,000	2,020,629
OCI NV (B)	6.625	04-15-23	725,000	754,186
OCP SA (B)	6.875	04-25-44	196,000	213,277
Trinseo Materials Operating SCA (B)	5.375	09-01-25	235,000	228,538

Construction materials 0.3%
Summit Materials LLC	6.125	07-15-23	245,000	249,288
U.S. Concrete, Inc.	6.375	06-01-24	515,000	529,163
Vulcan Materials Company	4.500	06-15-47	2,300,000	2,084,961

Containers and packaging 0.4%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	950,000	957,125
Berry Global, Inc. (B)	4.500	02-15-26	600,000	582,000
Berry Global, Inc.	5.125	07-15-23	245,000	248,675
Cascades, Inc. (B)	5.500	07-15-22	650,000	654,875
Crown Americas LLC	4.750	02-01-26	575,000	584,344
Plastipak Holdings, Inc. (B)	6.250	10-15-25	275,000	257,125

Metals and mining 1.1%
Anglo American Capital PLC (B)	4.000	09-11-27	2,350,000	2,309,683
ArcelorMittal	4.550	03-11-26	1,675,000	1,735,717
Commercial Metals Company	5.375	07-15-27	235,000	231,475
Commercial Metals Company	5.750	04-15-26	425,000	429,250
Corp. Nacional del Cobre de Chile (B)	4.375	02-05-49	1,498,000	1,500,247
Corp. Nacional del Cobre de Chile (B)	4.500	09-16-25	709,000	754,723
Corp. Nacional del Cobre de Chile	5.625	10-18-43	136,000	161,894
Freeport-McMoRan, Inc.	4.550	11-14-24	460,000	457,125
Freeport-McMoRan, Inc.	5.450	03-15-43	360,000	324,900
Indonesia Asahan Aluminium Persero PT (B)	5.710	11-15-23	195,000	209,141
Kaiser Aluminum Corp.	5.875	05-15-24	550,000	569,250
Newmont Gold Corp.	6.250	10-01-39	975,000	1,178,892

Paper and forest products 0.4%
Boise Cascade Company (B)	5.625	09-01-24	935,000	935,000
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	340,000	319,600
Louisiana-Pacific Corp.	4.875	09-15-24	580,000	584,350
Mercer International, Inc.	5.500	01-15-26	835,000	824,563
Norbord, Inc. (B)	6.250	04-15-23	545,000	566,800

Real estate 1.8%				15,709,924

Equity real estate investment trusts 1.8%
American Homes 4 Rent LP	4.250	02-15-28	2,250,000	2,239,215
Crown Castle International Corp.	3.200	09-01-24	2,125,000	2,116,413
Digital Realty Trust LP	2.750	02-01-23	100,000	98,140
Digital Realty Trust LP	4.750	10-01-25	1,975,000	2,106,969
MGM Growth Properties Operating Partnership LP (B)	5.750	02-01-27	745,000	784,113
Office Properties Income Trust	4.250	05-15-24	2,475,000	2,391,874
Public Storage	3.385	05-01-29	1,675,000	1,683,296
SITE Centers Corp.	4.250	02-01-26	2,125,000	2,139,394
Welltower, Inc.	3.950	09-01-23	2,075,000	2,150,510

Utilities 3.5%				31,617,671

Electric utilities 1.9%
Electricite de France SA (B)	4.500	09-21-28	4,400,000	4,576,164

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Enel Finance International NV (B)	4.625	09-14-25	3,350,000	$3,482,453
Eskom Holdings SOC, Ltd. (B)	5.750	01-26-21	307,000	304,237
Eskom Holdings SOC, Ltd. (B)	7.125	02-11-25	118,000	119,247
Eskom Holdings SOC, Ltd. (B)	8.450	08-10-28	125,000	135,175
FirstEnergy Corp.	4.850	07-15-47	2,075,000	2,209,232
Georgia Power Company	4.300	03-15-42	2,200,000	2,214,821
NextEra Energy Capital Holdings, Inc.	3.342	09-01-20	2,200,000	2,218,436
NSTAR Electric Company	3.200	05-15-27	1,025,000	1,021,981
Vistra Operations Company LLC (B)	5.625	02-15-27	645,000	661,931

Gas utilities 0.1%
Southern Gas Corridor CJSC (B)	6.875	03-24-26	200,000	225,737
Southern Gas Corridor CJSC	6.875	03-24-26	400,000	451,474

Independent power and renewable electricity producers 0.5%
Calpine Corp.	5.750	01-15-25	716,000	708,840
Exelon Generation Company LLC	5.600	06-15-42	2,050,000	2,184,404
Minejesa Capital BV (B)	4.625	08-10-30	217,000	210,200
Minejesa Capital BV (B)	5.625	08-10-37	33,000	32,653
NRG Energy, Inc.	5.750	01-15-28	645,000	683,036
Vistra Energy Corp. (B)	8.000	01-15-25	630,000	669,375

Multi-utilities 1.0%
ACWA Power Management and Investments One, Ltd. (B)	5.950	12-15-39	637,000	658,579
Berkshire Hathaway Energy Company	4.450	01-15-49	2,175,000	2,312,210
CenterPoint Energy, Inc.	4.250	11-01-28	2,100,000	2,185,830
Cometa Energia SA de CV (B)	6.375	04-24-35	200,121	200,121
Dominion Energy, Inc.	2.579	07-01-20	3,150,000	3,137,013
Sempra Energy	4.000	02-01-48	1,100,000	1,014,522
Term loans (H) 18.4%				$164,705,728
(Cost $167,559,661)

Communication services 3.7%				32,814,387

Diversified telecommunication services 1.1%
Consolidated Communications, Inc., 2016 Term Loan B (1 month LIBOR + 3.000%)	5.480	10-04-23	1,623,460	1,595,277
Conterra Ultra Broadband, Inc., Term Loan (I)	TBD	04-24-26	1,145,000	1,147,863
Frontier Communications Corp., 2017 Term Loan B1 (1 month LIBOR + 3.750%)	6.240	06-15-24	1,592,074	1,552,272
Intelsat Jackson Holdings SA, 2017 Term Loan B3 (1 month LIBOR + 3.750%)	6.229	11-27-23	835,000	833,539
Level 3 Parent LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.733	02-22-24	964,000	964,241
Telesat Canada, Term Loan B4 (3 month LIBOR + 2.500%)	5.110	11-17-23	1,688,513	1,682,181
West Corp., 2017 Term Loan (3 month LIBOR + 4.000%)	6.629	10-10-24	1,576,099	1,523,110
Windstream Services LLC, Repriced Term Loan B6 (E)	0.000	03-29-21	1,045,128	1,063,418

Entertainment 0.1%
UFC Holdings LLC, 2019 Term Loan (I)	TBD	04-30-26	500,000	501,245

Interactive media and services 0.3%
MH Sub I LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.227	09-13-24	1,347,701	1,346,974
TierPoint LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.233	05-06-24	1,223,586	1,131,817

Media 1.8%
Altice France SA, USD Term Loan B11 (1 month LIBOR + 2.750%)	5.233	07-31-25	1,684,551	1,624,548
Charter Communications Operating LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.490	04-30-25	1,115,326	1,117,301
Cogeco Communications USA II LP, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.733	01-03-25	1,012,350	1,010,184

16 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Creative Artists Agency LLC, 2018 Term Loan B (1 month LIBOR + 3.000%)	5.487	02-15-24	1,680,763	$1,680,763
CSC Holdings LLC, 2017 1st Lien Term Loan (1 month LIBOR + 2.250%)	4.723	07-17-25	1,709,740	1,700,952
Cumulus Media New Holdings, Inc., Exit Term Loan (1 month LIBOR + 4.500%)	6.990	05-15-22	1,625,495	1,610,052
Hubbard Radio LLC, 2015 Term Loan B (1 month LIBOR + 3.500%)	5.990	03-28-25	785,954	782,676
Quebecor Media, Inc., Term Loan B1 (3 month LIBOR + 2.250%)	4.934	08-17-20	1,056,915	1,056,037
Tribune Media Company, Term Loan (1 month LIBOR + 3.000%)	5.483	12-27-20	183,524	183,524
Tribune Media Company, Term Loan C (1 month LIBOR + 3.000%)	5.483	01-27-24	2,287,387	2,286,678
Unitymedia Finance LLC, Term Loan B (1 month LIBOR + 2.250%)	4.723	09-30-25	1,475,000	1,471,932
Virgin Media Bristol LLC, USD Term Loan K (1 month LIBOR + 2.500%)	4.973	01-15-26	1,325,000	1,328,154

Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 2.000%)	4.490	04-11-25	1,438,527	1,428,932
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%)	5.000	02-02-24	1,422,105	1,379,798
Syniverse Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.473	03-09-23	853,150	810,919

Consumer discretionary 2.0%				18,091,171

Auto components 0.1%
Panther BF Aggregator 2 LP, Term Loan B (I)	TBD	03-18-26	835,000	837,614

Diversified consumer services 0.2%
Weight Watchers International, Inc., 2017 Term Loan B (3 month LIBOR + 4.750%)	7.350	11-29-24	1,643,669	1,577,922

Hotels, restaurants and leisure 0.9%
Alterra Mountain Company, Term Loan B1 (1 month LIBOR + 3.000%)	5.483	07-31-24	1,760,533	1,767,135
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%)	4.668	09-15-23	1,397,409	1,397,604
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	5.233	12-22-24	1,418,567	1,422,412
CityCenter Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.250%)	4.733	04-18-24	1,083,747	1,082,729
Golden Nugget, Inc., 2017 Incremental Term Loan B (1 month LIBOR + 2.750%)	5.228	10-04-23	1,576,346	1,577,056
New Red Finance, Inc., Term Loan B3 (1 month LIBOR + 2.250%)	4.733	02-16-24	947,696	944,540

Leisure products 0.2%
Hayward Industries, Inc., 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.983	08-05-24	1,619,670	1,615,119

Multiline retail 0.1%
JC Penney Corp., Inc., 2016 Term Loan B (3 month LIBOR + 4.250%)	6.879	06-23-23	1,726,242	1,534,819

Specialty retail 0.5%
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%)	7.483	09-25-24	1,623,077	1,619,019
Petco Animal Supplies, Inc., 2017 Term Loan B (3 month LIBOR + 3.250%)	5.833	01-26-23	1,677,306	1,360,412
PetSmart, Inc., Consenting Term Loan (1 month LIBOR + 4.250%)	6.730	03-11-22	1,407,983	1,354,790

Consumer staples 2.1%				18,835,827

Beverages 0.1%
Sunshine Investments BV, USD Term Loan B3 (3 month LIBOR + 3.250%)	5.934	03-28-25	1,390,950	1,392,689

Food and staples retailing 0.2%
Albertson’s LLC, Term Loan B7 (1 month LIBOR + 3.000%)	5.483	11-17-25	1,990,246	1,991,500

Food products 1.2%
Chobani LLC, 2017 Term Loan B (1 month LIBOR + 3.500%)	5.983	10-10-23	1,099,818	1,084,696
Dole Food Company, Inc., 2017 Term Loan B (Prime rate + 1.750% and 1 and 2 month LIBOR + 2.750%)	5.231	04-06-24	1,427,384	1,409,542
Hostess Brands LLC, 2017 Repriced Term Loan (1, 2 and 3 month LIBOR + 2.250%)	4.792	08-03-22	1,732,655	1,728,756

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 17

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
JBS USA Lux S.A., 2017 Term Loan B (1 month LIBOR + 2.500%)	4.980	10-30-22	1,032,923	$1,032,820
JBS USA Lux S.A., 2019 Term Loan B (I)	TBD	04-25-26	865,000	866,081
Nomad Foods Lux Sarl, 2017 USD Term Loan B4 (1 month LIBOR + 2.250%)	4.723	05-15-24	2,242,196	2,229,595
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%)	4.490	05-24-24	1,139,133	1,139,133
Sigma US Corp., 2018 USD Term Loan B2 (3 month LIBOR + 3.000%)	5.603	07-02-25	937,658	925,356

Household products 0.2%
Energizer Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.750	12-17-25	1,496,250	1,496,250

Personal products 0.4%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%)	4.483	01-26-24	1,096,154	1,092,734
Revlon Consumer Products Corp., 2016 Term Loan B (3 month LIBOR + 3.500%)	6.129	09-07-23	3,157,000	2,446,675

Energy 0.5%				4,384,928

Energy equipment and services 0.3%
Apergy Corp., 2018 1st Lien Term Loan (Prime rate + 1.500% and 1 month LIBOR + 2.500%)	5.029	05-09-25	781,709	779,755
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.233	04-16-21	260,973	260,451
HFOTCO LLC, 2018 Term Loan B (1 month LIBOR + 2.750%)	5.240	06-26-25	1,334,913	1,331,575

Oil, gas and consumable fuels 0.2%
Granite Acquisition, Inc., Term Loan B (3 month LIBOR + 3.500%)	6.092	12-19-21	1,920,306	1,925,914
Granite Acquisition, Inc., Term Loan C (3 month LIBOR + 3.500%)	6.101	12-19-21	86,979	87,233

Financials 0.9%				7,914,305

Capital markets 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan (1 month LIBOR + 5.000%)	7.776	11-28-21	818,300	808,071

Diversified financial services 0.6%
AlixPartners LLP, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.233	04-04-24	1,435,700	1,436,145
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	4.733	02-28-25	954,336	949,469
Deerfield Dakota Holding LLC, 2018 Term Loan B (1 month LIBOR + 3.250%)	5.733	02-13-25	1,200,586	1,183,430
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.233	10-01-25	1,516,200	1,499,143

Insurance 0.2%
Asurion LLC, 2017 Term Loan B4 (1 month LIBOR + 3.000%)	5.483	08-04-22	1,016,179	1,019,359
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	5.601	05-16-24	1,029,498	1,018,688

Health care 2.3%				20,185,039

Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan B (I)	TBD	01-31-25	680,000	680,680

Health care equipment and supplies 0.4%
Air Medical Group Holdings, Inc., 2018 Term Loan B1 (1 month LIBOR + 3.250%)	5.723	04-28-22	2,043,460	1,990,923
Kinetic Concepts, Inc., 2017 USD Term Loan B (3 month LIBOR + 3.250%)	5.851	02-02-24	1,660,280	1,663,916

Health care providers and services 1.0%
Air Methods Corp., 2017 Term Loan B (3 month LIBOR + 3.500%)	6.101	04-21-24	2,054,197	1,765,870
Envision Healthcare Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.750%)	6.233	10-10-25	2,712,225	2,618,219
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (1 month LIBOR + 4.500%)	6.987	11-16-25	1,790,513	1,797,872

18 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Surgery Center Holdings, Inc., 2017 Term Loan B (1 month LIBOR + 3.250%)	5.740	09-02-24	1,214,505	$1,198,316
Team Health Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.233	02-06-24	1,892,271	1,771,639

Health care technology 0.2%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%)	5.233	03-01-24	1,449,712	1,448,929

Life sciences tools and services 0.2%
Jaguar Holding Company II, 2018 Term Loan (1 month LIBOR + 2.500%)	4.983	08-18-22	1,459,423	1,449,207

Pharmaceuticals 0.4%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.474	06-02-25	1,476,682	1,482,530
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%)	6.750	04-29-24	1,251,041	1,235,403
IQVIA, Inc., 2017 USD Term Loan B2 (3 month LIBOR + 2.000%)	4.601	01-17-25	1,081,762	1,081,535

Industrials 2.7%				24,114,370

Air freight and logistics 0.1%
XPO Logistics, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.483	02-24-25	720,000	715,781

Building products 0.1%
HNC Holdings, Inc., Term Loan B (1 month LIBOR + 4.000%)	6.483	10-05-23	842,881	842,088

Commercial services and supplies 0.7%
Advanced Disposal Services, Inc., Term Loan B3 (1 week LIBOR + 2.250%)	4.681	11-10-23	1,753,449	1,756,219
Clean Harbors, Inc., 2017 Term Loan B (1 month LIBOR + 1.750%)	4.233	06-28-24	1,199,126	1,198,527
GFL Environmental, Inc., 2018 USD Term Loan B (1 month LIBOR + 3.000%)	5.483	05-30-25	1,290,607	1,278,708
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan (1 month LIBOR + 2.750%)	5.233	05-02-22	1,093,544	1,094,288
TMS International Corp., 2018 Term Loan B2 (1 and 3 month LIBOR + 2.750%)	5.295	08-14-24	922,822	922,822

Machinery 1.5%
Blount International, Inc., 2018 Term Loan B (1 month LIBOR + 3.750%)	6.233	04-12-23	1,997,387	1,999,884
Douglas Dynamics LLC, 2017 Incremental Term Loan (1 month LIBOR + 3.000%)	5.490	12-31-21	1,186,912	1,187,660
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.483	03-29-25	2,382,114	2,386,592
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%)	5.233	07-30-24	810,178	811,296
Gates Global LLC, 2017 USD Repriced Term Loan B (1 month LIBOR + 2.750%)	5.233	04-01-24	2,993,948	2,997,062
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%)	5.990	11-06-24	2,284,351	2,283,208
Titan Acquisition, Ltd., 2018 Term Loan B (1 month LIBOR + 3.000%)	5.483	03-28-25	1,413,833	1,356,276
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.983	10-23-25	786,162	784,196

Multiline retail 0.1%
Sundyne US Purchaser, Inc., Term Loan (I)	TBD	04-23-26	450,000	450,563

Professional services 0.1%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	4.483	06-19-25	992,500	991,676

Trading companies and distributors 0.1%
Beacon Roofing Supply, Inc., 2017 Term Loan B (1 month LIBOR + 2.250%)	4.734	01-02-25	1,066,095	1,057,524

Information technology 2.3%				21,019,443

Communications equipment 0.3%
Ciena Corp., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.487	09-26-25	1,009,925	1,010,561
Plantronics, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%)	4.983	07-02-25	1,389,213	1,382,850

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 19

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components 0.7%
CPI International, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	5.983	07-26-24	1,239,666	$1,238,637
Dell International LLC, 2017 Term Loan A2 (1 month LIBOR + 1.750%)	4.240	09-07-21	1,812,484	1,809,565
Dell International LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.490	09-07-23	2,046,265	2,046,265
Robertshaw US Holding Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	6.000	02-28-25	1,168,200	1,095,188
Robertshaw US Holding Corp., 2018 2nd Lien Term Loan (1 month LIBOR + 8.000%)	10.500	02-28-26	700,000	605,500

IT services 0.3%
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%)	4.481	07-08-22	1,910,733	1,910,619
Optiv Security, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.733	02-01-24	681,910	642,134

Software 0.7%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	6.723	12-15-24	2,471,933	2,476,580
Infor US, Inc., Term Loan B6 (1 month LIBOR + 2.750%)	5.233	02-01-22	1,553,824	1,554,104
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.733	04-16-25	443,033	443,090
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.733	04-16-25	619,775	619,856
The Ultimate Software Group, Inc., Term Loan B (I)	TBD	03-15-26	350,000	352,275
TIBCO Software, Inc., Repriced Term Loan B (1 month LIBOR + 3.500%)	5.990	12-04-20	1,330,644	1,330,312

Technology hardware, storage and peripherals 0.3%
HCP Acquisition LLC, 2017 Term Loan B (1 month LIBOR + 3.000%)	5.483	05-16-24	1,113,158	1,107,826
Western Digital Corp., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	4.233	04-29-23	1,408,518	1,394,081

Materials 1.1%				10,078,925

Chemicals 0.6%
Alpha 3 BV, 2017 Term Loan B1 (3 month LIBOR + 3.000%)	5.601	01-31-24	1,253,308	1,247,305
Encapsys LLC, 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.733	11-07-24	835,198	831,022
Encapsys LLC, 2nd Lien Term Loan (3 month LIBOR + 7.500%)	10.083	11-07-25	792,376	762,662
Ferro Corp., 2018 USD Term Loan B1 (3 month LIBOR + 2.250%)	4.851	02-14-24	1,627,787	1,624,744
Platform Specialty Products Corp., Term Loan (1 month LIBOR + 2.250%)	4.733	01-30-26	723,188	723,643

Construction materials 0.1%
Summit Materials LLC, 2017 Term Loan B (1 month LIBOR + 2.000%)	4.483	11-21-24	1,061,563	1,059,577

Containers and packaging 0.1%
Berry Global, Inc., Term Loan Q (I)	TBD	10-01-22	710,000	708,594

Metals and mining 0.1%
Covia Holdings Corp., Term Loan (3 month LIBOR + 4.000%)	6.348	06-01-25	1,047,088	928,725

Paper and forest products 0.2%
Flex Acquisition Company, Inc., 1st Lien Term Loan (3 month LIBOR + 3.000%)	5.626	12-29-23	2,228,872	2,192,653

Real estate 0.2%				2,238,315

Equity real estate investment trusts 0.2%
Lightstone Holdco LLC, 2018 Term Loan B (1 month LIBOR + 3.750%)	6.233	01-30-24	742,813	737,821
Lightstone Holdco LLC, 2018 Term Loan C (1 month LIBOR + 3.750%)	6.233	01-30-24	28,755	28,562
VICI Properties 1 LLC, Replacement Term Loan B (1 month LIBOR + 2.000%)	4.487	12-20-24	1,475,000	1,471,932

Utilities 0.6%				5,029,018

Electric utilities 0.4%
Vistra Operations Company LLC, 1st Lien Term Loan B3 (1 month LIBOR + 2.000%)	4.476	12-31-25	1,934,355	1,933,485
Vistra Operations Company LLC, 2016 Term Loan B2 (1 month LIBOR + 2.250%)	4.733	12-14-23	1,724,290	1,727,308

20 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.2%
Calpine Corp., Term Loan B5 (3 month LIBOR + 2.500%)	5.110	01-15-24	1,367,118	$1,368,225
Collateralized mortgage obligations 11.3%				$101,072,517
(Cost $98,568,117)

Commercial and residential 11.1%				99,472,777

280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (A)(B)	3.353	09-15-34	2,500,000	2,501,592
Arroyo Mortgage Trust
Series 2018-1, Class A1 (B)(J)	3.763	04-25-48	2,099,765	2,123,103
BBCMS Mortgage Trust
Series 2018-TALL, Class A (1 month LIBOR + 0.722%) (A)(B)	3.195	03-15-37	3,700,000	3,674,543
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	3.444	03-15-37	2,225,000	2,211,072
BBCMS Trust
Series 2018-BXH, Class A (1 month LIBOR + 1.000%) (A)(B)	3.473	10-15-37	2,400,000	2,395,495
Series 2018-RRI, Class A (1 month LIBOR + 0.700%) (A)(B)	3.173	02-15-33	2,356,976	2,336,318
BX Trust
Series 2017-SLCT, Class A (1 month LIBOR + 0.920%) (A)(B)	3.393	07-15-34	695,430	695,355
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2, Class A (1 month LIBOR + 1.854%) (A)(B)	4.327	11-15-31	1,216,964	1,217,030
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class A (1 month LIBOR + 1.100%) (A)(B)	3.573	07-15-30	2,849,396	2,833,497
CHT Mortgage Trust
Series 2017-CSMO, Class A (1 month LIBOR + 0.930%) (A)(B)	3.403	11-15-36	4,900,000	4,900,000
Citigroup Commercial Mortgage Trust (Citigroup/Drexel Hamilton)
Series 2018-TBR, Class A (1 month LIBOR + 0.830%) (A)(B)	3.303	12-15-36	3,575,000	3,557,086
Series 2019-SST2, Class A (1 month LIBOR + 0.920%) (A)(B)	3.393	02-15-36	2,615,000	2,618,521
Citigroup Mortgage Loan Trust
Series 2013-2, Class 5A1 (1 month LIBOR + 0.140%) (A)(B)	2.626	07-25-36	1,524,555	1,493,195
COLT Mortgage Loan Trust
Series 2018-1, Class A1 (B)(J)	2.930	02-25-48	943,414	940,540
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (1 month LIBOR + 0.250%) (A)	2.727	02-25-36	858,539	809,085
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%) (A)	3.157	02-25-35	2,202,953	2,100,726
DBGS Mortgage Trust
Series 2018-5BP, Class A (1 month LIBOR + 0.645%) (A)(B)	3.118	06-15-33	4,000,000	3,963,688
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1 (B)(J)	2.976	12-25-57	1,714,261	1,715,165
Series 2019-2A, Class A1 (B)(J)	3.558	04-25-59	3,200,000	3,207,475
Financial Asset Securities Corp. AAA Trust
Series 2005-2, Class A3 (1 month LIBOR + 0.300%) (A)(B)	2.783	11-26-35	2,220,101	2,149,944
GS Mortgage Securities Corp. Trust
Series 2018-FBLU, Class A (1 month LIBOR + 0.950%) (A)(B)	3.432	11-15-35	2,600,000	2,596,801
HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A (1 month LIBOR + 0.200%) (A)	2.687	05-19-47	2,003,307	1,917,340
Hilton Orlando Trust
Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (A)(B)	3.243	12-15-34	2,675,000	2,661,573
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class AFL (1 month LIBOR + 1.580%) (A)(B)	4.307	08-05-34	6,250,000	6,262,432
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (J)	3.271	01-25-36	483,433	434,870
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A2	2.921	05-15-48	1,849,116	1,849,350
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AMS	5.337	05-15-47	5,485,000	5,238,175
Series 2007-LDPX, Class AM (J)	5.464	01-15-49	648,092	648,487
Series 2017-MAUI, Class A (1 month LIBOR + 0.830%) (A)(B)	3.302	07-15-34	1,150,000	1,148,910
LSTAR Securities Investment Trust
Series 2019-1, Class A1 (1 month LIBOR + 1.700%) (A)(B)	4.191	03-01-24	1,822,535	1,822,535

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
LSTAR Securities Investment, Ltd.
Series 2019-3, Class A1 (1 month LIBOR + 1.500%) (A)(B)	3.980	04-01-24	3,400,000	$3,400,000
MSCG Trust
Series 2018-SELF, Class A (1 month LIBOR + 0.900%) (A)(B)	3.373	10-15-37	1,775,000	1,776,744
MTRO Commercial Mortgage Trust
Series 2019-TECH, Class A (1 month LIBOR + 0.900%) (A)(B)	3.373	12-15-33	2,100,000	2,103,281
RBS Commercial Funding, Inc. Trust
Series 2013-GSP, Class A (B)(J)	3.961	01-13-32	4,250,000	4,384,241
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (1 month LIBOR + 0.150%) (A)(B)	2.636	08-26-36	339,529	339,545
Series 2012-6, Class 4A1 (1 month LIBOR + 0.330%) (A)(B)	2.816	01-26-36	1,070,410	1,063,859
Series 2012-6, Class 6A1 (1 month LIBOR + 0.340%) (A)(B)	3.166	11-26-35	2,923,377	2,922,882
Series 2012-6, Class 8A1 (1 month LIBOR + 0.500%) (A)(B)	2.986	04-26-35	722,552	718,954
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A (1 month LIBOR + 1.350%) (A)(B)	3.823	06-15-29	2,700,000	2,699,958
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (A)	2.937	04-25-45	1,665,647	1,652,871
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class A1A (1 month LIBOR + 0.640%) (A)	3.117	01-25-45	726,307	749,044
Series 2005-AR11, Class A1A (1 month LIBOR + 0.320%) (A)	2.797	08-25-45	1,828,482	1,823,317
Series 2005-AR19, Class A1A1 (1 month LIBOR + 0.270%) (A)	2.747	12-25-45	1,801,020	1,796,392
Series 2005-AR8, Class 1A1A (1 month LIBOR + 0.540%) (A)	3.017	07-25-45	1,470,927	1,463,126
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class 2A2 (J)	5.107	04-25-35	547,117	554,660

U.S. Government Agency 0.2%				1,599,740

Federal Home Loan Mortgage Corp.
Series 2015-SC02, Class 1A	3.000	09-25-45	271,632	267,346
Series 4013, Class DK	3.000	02-15-31	1,037,319	1,063,834
Government National Mortgage Association
Series 2014-80, Class XA	3.000	06-20-40	266,143	268,560
Asset backed securities 9.9%				$88,940,735
(Cost $88,750,569)

Asset backed securities 9.9%				88,940,735

AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C	2.690	06-19-23	2,150,000	2,146,413
Chesapeake Funding II LLC
Series 2016-1A, Class A2 (1 month LIBOR + 1.150%) (A)(B)	3.623	03-15-28	327,097	327,473
Ford Credit Auto Owner Trust
Series 2018-1, Class A (B)	3.190	07-15-31	2,575,000	2,571,218
Hertz Fleet Lease Funding LP
Series 2017-1, Class A1 (1 month LIBOR + 0.650%) (A)(B)	3.131	04-10-31	1,441,989	1,443,957
Hyundai Auto Lease Securitization Trust
Series 2017-C, Class A3 (B)	2.120	02-16-21	2,615,000	2,607,826
Invitation Homes Trust
Series 2018-SFR1, Class A (1 month LIBOR + 0.700%) (A)(B)	3.182	03-17-37	2,926,715	2,894,930
Series 2018-SFR2, Class A (1 month LIBOR + 0.900%) (A)(B)	3.373	06-17-37	1,876,324	1,869,042
Series 2018-SFR3, Class A (1 month LIBOR + 1.000%) (A)(B)	3.482	07-17-37	3,201,067	3,204,059
Mill City Mortgage Loan Trust
Series 2016-1, Class A1 (B)(J)	2.500	04-25-57	1,193,839	1,178,075
New Residential Advance Receivables Trust
Series 2017-T1, Class AT1 (B)	3.214	02-15-51	4,625,000	4,635,047
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL2, Class A1 (B)	3.000	07-25-57	1,047,018	1,040,026
Pretium Mortgage Credit Partners I LLC
Series 2019-NPL2, Class A1 (B)	3.844	12-25-58	2,450,000	2,450,000
RCO V Mortgage LLC
Series 2018-1, Class A1 (B)	4.000	05-25-23	1,930,997	1,934,806

22 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Santander Drive Auto Receivables Trust
Series 2018-1, Class E (B)	4.370	05-15-25	1,775,000	$1,775,266
SLC Student Loan Trust
Series 2004-1, Class A6 (3 month LIBOR + 0.160%) (A)	2.776	05-15-23	1,612,957	1,612,127
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	3.223	10-15-35	2,560,000	2,561,383
SoFi Professional Loan Program LLC
Series 2015-C, Class A1 (1 month LIBOR + 1.050%) (A)(B)	3.527	08-27-35	745,590	749,349
Series 2016-C, Class A1 (1 month LIBOR + 1.100%) (A)(B)	3.577	10-27-36	906,997	918,995
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) (A)(B)	3.427	01-25-39	541,718	544,599
Springleaf Funding Trust
Series 2016-AA, Class A (B)	2.900	11-15-29	2,657,113	2,655,028
TAL Advantage V LLC
Series 2013-2A, Class A (B)	3.550	11-20-38	1,718,750	1,719,840
Towd Point Mortgage Trust
Series 2016-2, Class A1A (B)(J)	2.750	08-25-55	1,184,020	1,171,575
Series 2018-4, Class A1 (B)(J)	3.000	06-25-58	3,936,691	3,881,633
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1 (1 month LIBOR + 0.850%) (A)(B)	3.339	12-15-20	3,550,000	3,546,035
Series 2018-1A, Class A1 (1 month LIBOR + 0.730%) (A)(B)	3.203	03-15-22	2,725,000	2,697,922
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1 (B)	3.967	02-25-49	2,049,551	2,054,546
Series 2019-NPL3, Class A1 (B)	3.967	03-25-49	1,992,324	1,994,630
VOLT LXII LLC
Series 2017-NPL9, Class A1 (B)	3.125	09-25-47	1,210,024	1,206,815
VOLT LXIV LLC
Series 2017-NP11, Class A1 (B)	3.375	10-25-47	3,075,706	3,072,527
VOLT LXIX LLC
Series 2018-NPL5, Class A1A (B)	4.213	08-25-48	3,309,486	3,329,232
VOLT LXV LLC
Series 2018-NPL1, Class A1 (B)	3.750	04-25-48	3,863,438	3,857,250
VOLT LXX LLC
Series 2018-NPL6, Class A1A (B)	4.115	09-25-48	2,570,853	2,579,292
VOLT LXXII LLC
Series 2018-NPL8, Class A1A (B)	4.213	10-26-48	3,580,054	3,604,757
VOLT LXXIII LLC
Series 2018-NPL9, Class A1A (B)	4.458	10-25-48	1,104,065	1,111,887
VOLT LXXIV LLC
Series 2018-NP10, Class A1A (B)	4.581	11-25-48	3,251,203	3,283,194
VOLT LXXV LLC
Series 2019-NPL1, Class A1A (B)	4.336	01-25-49	2,668,406	2,689,658
Westlake Automobile Receivables Trust
Series 2018-1A, Class A2B (1 month LIBOR + 0.250%) (A)(B)	2.723	12-15-20	503,270	503,311
World Financial Network Credit Card Master Trust
Series 2017-C Class M	2.660	08-15-24	3,375,000	3,355,872
Series 2018-B Class M	3.810	07-15-25	4,100,000	4,161,140

			Shares	Value
Common stocks 0.0%				$510,930
(Cost $361,964)

Communication services 0.0%				333,861

Media 0.0%
Cumulus Media, Inc., Class A (D)			18,425	333,861

Energy 0.0%				177,069

Energy equipment and services 0.0%
Paragon Offshore PLC, Litigation Trust A (D)			2,695	2,021
Paragon Offshore PLC, Litigation Trust B (D)			1,348	45,832

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 23

				Shares		Value
Energy (continued)
Energy equipment and services (continued)
Southcross Holdings Borrower LP (D)					246	$129,150

Oil, gas and consumable fuels 0.0%
Euronav NV					7	66

	Rate (%)	Maturity date		Par value^		Value
Escrow certificates 0.0%						$16,813
(Cost $4,430)
Midstates Petroleum Company, Inc. (D)(K)	10.750	10-01-20			650,000	582
Texas Competitive Electric Holdings Company LLC (D)(K)	11.500	10-01-20			10,820,544	16,231

				Shares		Value
Warrants 0.0%						$26
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20; Strike Price: $14.04) (D)					4,896	15
Midstates Petroleum Company, Inc. (Expiration Date: 4-21-20; Strike Price $24.00) (D)					2,196	11

		Yield (%)		Shares		Value
Securities lending collateral 0.6%						$5,269,161
(Cost $5,267,791)
John Hancock Collateral Trust (L)		2.5189	(M)		526,537	5,269,161

	Yield*(%)	Maturity date		Par value^		Value
Short-term investments 6.8%						$60,903,062
(Cost $60,892,300)

Foreign government 0.1%						816,803

Argentina Treasury Bill	(7.821)	06-28-19		ARS	5,400,000	138,103
Egypt Treasury Bill	16.540	08-06-19		EGP	9,000,000	501,505
Egypt Treasury Bill	16.788	08-20-19		EGP	3,200,000	177,195

		Yield (%)		Shares		Value
Money market funds 6.7%						60,086,259

State Street Institutional Treasury Plus Money Market Fund, Premier Class		2.3633	(M)		60,086,259	60,086,259

Total investments (Cost $897,724,965) 100.1%						$897,480,088
Other assets and liabilities, net (0.1%)						(1,047,941)
Total net assets 100.0%						$896,432,147

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty

24 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

RUB	Russian Ruble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $294,555,338 or 32.9% of the fund’s net assets as of 4-30-19.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	All or a portion of this security is on loan as of 4-30-19. The value of securities on loan amounted to $5,083,102.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 4-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 4-30-19:

United States	71.6%
United Kingdom	2.3%
Mexico	1.5%
Canada	1.4%
Indonesia	1.4%
Russia	1.3%
Ireland	1.3%
Netherlands	1.2%
South Africa	1.0%
Brazil	1.0%
Other countries	16.0%

TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 25

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
2-Year U.S. Treasury Note Futures	170	Long	Jun 2019	$36,068,535	$36,211,328	$142,793
5-Year U.S. Treasury Note Futures	481	Long	Jun 2019	55,219,120	55,623,141	404,021
10-Year U.S. Treasury Note Futures	306	Short	Jun 2019	(37,220,872)	(37,843,594)	(622,722)
Ultra U.S. Treasury Bond Futures	372	Short	Jun 2019	(59,273,001)	(61,112,625)	(1,839,624)
						$(1,915,532)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
ARS	1,090,000	USD	24,482	CITI	5/29/2019	—	$(776)
ARS	10,971,078	USD	247,150	JPM	5/29/2019	—	(8,546)
ARS	6,797,696	USD	146,104	CITI	6/28/2019	—	(5,227)
ARS	24,771,211	USD	532,001	JPM	6/28/2019	—	(18,641)
AUD	3,100,000	SGD	2,988,006	CITI	5/6/2019	—	(11,441)
AUD	6,210,000	SGD	5,953,546	JPM	5/6/2019	$688	—
AUD	6,290,000	SGD	6,056,427	CITI	5/28/2019	—	(17,816)
BRL	3,104,000	USD	826,982	GSI	5/3/2019	—	(35,368)
BRL	2,810,000	USD	749,453	JPM	5/3/2019	—	(32,818)
BRL	3,104,000	USD	781,884	GSI	6/4/2019	7,791	—
BRL	2,810,000	USD	707,078	JPM	6/4/2019	7,801	—
CLP	326,553,930	USD	487,904	CITI	5/20/2019	—	(5,823)
CLP	81,223,000	USD	121,288	GSI	5/20/2019	—	(1,381)
CZK	12,983,452	USD	573,764	CITI	5/7/2019	—	(5,611)
CZK	17,483,720	USD	772,447	GSI	5/7/2019	—	(7,362)
CZK	11,836,828	USD	522,932	JPM	5/7/2019	—	(4,954)
EUR	3,940,000	USD	4,426,964	JPM	5/6/2019	—	(6,693)
EUR	11,502,142	USD	12,955,339	JPM	5/15/2019	—	(41,045)
EUR	7,920,000	USD	8,959,548	JPM	5/20/2019	—	(63,359)
EUR	4,000,000	USD	4,468,866	CITI	5/28/2019	27,252	—
EUR	3,980,000	USD	4,491,573	JPM	5/28/2019	—	(17,935)
HUF	350,156,150	USD	1,243,443	GSI	6/28/2019	—	(26,056)
HUF	215,895,850	USD	766,349	JPM	6/28/2019	—	(15,744)
IDR	4,233,780,000	USD	299,864	JPM	5/24/2019	—	(2,817)
JPY	990,920,000	USD	8,903,905	JPM	5/8/2019	—	(3,922)
JPY	500,510,000	USD	4,486,525	JPM	5/28/2019	16,169	—
USD	783,858	BRL	3,104,000	GSI	5/3/2019	—	(7,756)
USD	708,880	BRL	2,810,000	JPM	5/3/2019	—	(7,756)
USD	13,148,325	EUR	11,502,140	JPM	5/15/2019	234,031	—
USD	68,035	EUR	60,000	JPM	6/14/2019	493	—
USD	8,414,061	EUR	7,445,900	JPM	7/23/2019	4,338	—
USD	4,452,490	MXN	83,960,000	CITI	5/17/2019	33,726	—
USD	4,456,594	MXN	84,470,000	GSI	5/17/2019	10,989	—
USD	332,476	MXN	6,323,481	CITI	6/26/2019	1,827	—
USD	1,374,245	MXN	26,159,456	GSI	6/26/2019	6,392	—
USD	790,387	MXN	15,035,694	JPM	6/26/2019	4,185	—
USD	212,396	PEN	704,367	CITI	6/28/2019	—	(94)
USD	294,385	PEN	975,533	JPM	6/28/2019	92	—
USD	1,846,687	RUB	122,031,500	GSI	5/17/2019	—	(38,348)
USD	531,148	THB	16,899,000	JPM	6/21/2019	1,229	—
USD	835,157	ZAR	12,120,551	GSI	6/28/2019	—	(6,538)
						$357,003	$(393,827)

26 JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,515,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.315%	Quarterly	Quarterly	Apr 2023	$(6)	$(221)	$(227)
								$(6)	$(221)	$(227)

Credit default swaps - Buyer

								Unamortized
Counterparty								upfront
(OTC)/				USD	Pay	Fixed		payment	Unrealized
Centrally	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
CITI	Argentine Republic	255,000	USD	$255,000	5.000%	Quarterly	Jun 2024	$37,966	$17,262	$55,228
CITI	Argentine Republic	260,000	USD	260,000	5.000%	Quarterly	Jun 2024	44,819	11,492	56,311
				$515,000				$82,785	$28,754	$111,539
Centrally cleared	CDX.EM.31	27,750,000	USD	27,750,000	1.000%	Quarterly	Jun 2024	1,014,393	110,407	1,124,800
Centrally cleared	CDX.NA.HY.32	29,400,000	USD	29,400,000	5.000%	Quarterly	Jun 2024	(1,776,861)	(639,329)	(2,416,190)
Centrally cleared	CDX.NA.IG.32	43,850,000	USD	43,850,000	1.000%	Quarterly	Jun 2024	(698,769)	(238,659)	(937,428)
				$101,000,000				$(1,461,237)	$(767,581)	$(2,228,818)
				$101,515,000				$(1,378,452)	$(738,827)	$(2,117,279)

Credit default swaps - Seller

									Unamortized
Counterparty									upfront
(OTC)/		Implied			USD	Received	Fixed		payment	Unrealized
Centrally	Reference	credit	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	spread	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
CITI	Argentine Republic	11.781%	200,000	USD	$200,000	5.000%	Quarterly	Jun 2024	$(42,000)	$(1,427)	$(43,427)
JPM	Argentine Republic	11.781%	164,000	USD	164,000	5.000%	Quarterly	Jun 2024	(43,765)	8,246	(35,519)
					$364,000				$(85,765)	$6,819	$(78,946)

Derivatives Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Bhat
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

CITI	Citibank, N.A.
GSI	Goldman Sachs International
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION CREDIT OPPORTUNITIES FUND 27

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,756,635	—	$7,756,635	—
Foreign government obligations	131,073,475	—	131,073,475	—
Corporate bonds	337,231,006	—	337,231,006	—
Term loans	164,705,728	—	164,705,728	—
Collateralized mortgage obligations	101,072,517	—	101,072,517	—
Asset backed securities	88,940,735	—	88,940,735	—
Common stocks	510,930	$333,927	177,003	—
Escrow certificates	16,813	—	—	$16,813
Warrants	26	15	11	—
Securities lending collateral	5,269,161	5,269,161	—	—
Short-term investments	60,903,062	60,086,259	816,803	—

Total investments in securities	$897,480,088	$65,689,362	$831,773,913	$16,813

Derivatives:
Assets
Futures	$546,814	$546,814	—	—
Forward foreign currency contracts	357,003	—	$357,003	—
Swap contracts	1,236,339	—	1,236,339	—

28

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Liabilities
Futures	(2,462,346)	(2,462,346)	—	—
Forward foreign currency contracts	(393,827)	—	(393,827)	—
Swap contracts	(3,432,791)	—	(3,432,791)	—

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/ or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2019, the fund used futures contracts to manage duration of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended April 30, 2019 the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps).

29

Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended April 30, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended April 30, 2019, the fund used CDS as a Buyer of protection to manage against potential credit events.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended April 30, 2019 to take a long position in the exposure of the benchmark credit.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	756,689	2,079,639	(2,309,791)	526,537	—	—	$228	$583	$5,269,161

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

30

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

350Q3 04/19
This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.	6/19